Fixed Assets and Leasehold Improvements, Net - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 800,000	$ 3,300,000	$ 4,200,000	$ 3,000,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Impairment charges	$ 0	$ 0	$ 2,200,000	$ 0